Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 27, 2021
C000229340
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 9,039	$ 9,036	$ 8,851	$ 8,828	$ 8,923	$ 8,745	$ 8,748	$ 8,935	$ 9,118	$ 9,686	$ 10,037	$ 10,000
T. Rowe Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Account Value	$ 10,803	$ 10,665	$ 10,527	$ 10,378	$ 10,244	$ 10,127	$ 10,024	$ 9,982	$ 9,982	$ 9,982	$ 9,998	$ 10,000